Performance Management	Mar. 31, 2024
Class F Prospectus | SAAT DEFENSIVE STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the ICE BofA U.S. 3-Month Treasury Bill Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg 1-3 Year Government/Credit Index (70%), the Bloomberg 1-3 Month Treasury Bill Index (20%), the Russell 3000 Index (5%) and the MSCI ACWI ex-USA Index (5%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 3.24% (12/31/2023) Worst Quarter: -2.70% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 2.57%.

Bar Chart Closing [Text Block]
Best Quarter: 3.24% (12/31/2023) Worst Quarter: -2.70% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 2.57%.

Year to Date Return, Label [Optional Text]	Class F total return (pre-tax)
Bar Chart, Year to Date Return	2.57%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.24%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the ICE BofA U.S. 3-Month Treasury Bill Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg 1-3 Year Government/Credit Index (70%), the Bloomberg 1-3 Month Treasury Bill Index (20%), the Russell 3000 Index (5%) and the MSCI ACWI ex-USA Index (5%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Defensive Strategy Fund — Class F	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	5.15%	2.53%	1.94%	2.18%
Return After Taxes on Distributions	3.70%	1.39%	1.07%	1.28%
Return After Taxes on Distributions and Sale of Fund Shares	3.08%	1.51%	1.14%	1.35%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
ICE BofA U.S. 3-Month Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	5.01%	1.88%	1.25%	1.46%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	6.34%	2.66%	1.99%	2.66%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class F Prospectus | SAAT DEFENSIVE STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional index changed from the Bloomberg U.S. Aggregate Bond Index to a blended benchmark (the "Blended Benchmark"), consisting of the ICE BofA US 3-Month Treasury Bill Index (USD) (80%) and the ICE BofA US High Yield Constrained Index (USD) (20%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 10.12% (3/31/2019) Worst Quarter: -22.83% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 2.38%.

Bar Chart Closing [Text Block]
Best Quarter: 10.12% (3/31/2019) Worst Quarter: -22.83% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 2.38%.

Year to Date Return, Label [Optional Text]	Class F total return (pre-tax)
Bar Chart, Year to Date Return	2.38%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.12%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional index changed from the Bloomberg U.S. Aggregate Bond Index to a blended benchmark (the "Blended Benchmark"), consisting of the ICE BofA US 3-Month Treasury Bill Index (USD) (80%) and the ICE BofA US High Yield Constrained Index (USD) (20%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Defensive Strategy Allocation Fund — Class F	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	5.98%	0.42%	3.22%	5.17%
Return After Taxes on Distributions	3.36%	-0.91%	1.43%	3.44%
Return After Taxes on Distributions and Sale of Fund Shares	3.50%	-0.17%	1.91%	3.51%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	6.70%	2.61%	1.94%	2.54%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class F Prospectus | SAAT CONSERVATIVE STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the ICE BofA U.S. 3-Month Treasury Bill Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg 1-3 Year Government/Credit Index (70%), the Bloomberg U.S. Aggregate Bond Index (10%), the Russell 3000 Index (10%) and the MSCI ACWI ex-USA Index (10%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 4.98% (6/30/2020) Worst Quarter: -6.54% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 2.91%.

Bar Chart Closing [Text Block]
Best Quarter: 4.98% (6/30/2020) Worst Quarter: -6.54% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 2.91%.

Year to Date Return, Label [Optional Text]	Class F total return (pre-tax)
Bar Chart, Year to Date Return	2.91%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	4.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the ICE BofA U.S. 3-Month Treasury Bill Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg 1-3 Year Government/Credit Index (70%), the Bloomberg U.S. Aggregate Bond Index (10%), the Russell 3000 Index (10%) and the MSCI ACWI ex-USA Index (10%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Conservative Strategy Fund — Class F	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	6.16%	3.24%	2.72%	3.08%
Return After Taxes on Distributions	4.66%	1.95%	1.65%	1.99%
Return After Taxes on Distributions and Sale of Fund Shares	3.70%	2.05%	1.70%	2.00%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
ICE BofA U.S. 3-Month Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	5.01%	1.88%	1.25%	1.46%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	7.94%	3.58%	2.75%	3.59%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class F Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional index changed from the Bloomberg U.S. Aggregate Bond Index to a blended benchmark (the "Blended Benchmark"), consisting of the ICE BofA US 3-Month Treasury Bill Index (USD) (20%), the ICE BofA US High Yield Constrained Index (USD) (30%) and the S&P 500 Index (50%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 10.54% (3/31/2019) Worst Quarter: -20.70% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 3.44%.

Bar Chart Closing [Text Block]
Best Quarter: 10.54% (3/31/2019) Worst Quarter: -20.70% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 3.44%.

Year to Date Return, Label [Optional Text]	Class F total return (pre-tax)
Bar Chart, Year to Date Return	3.44%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.54%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional index changed from the Bloomberg U.S. Aggregate Bond Index to a blended benchmark (the "Blended Benchmark"), consisting of the ICE BofA US 3-Month Treasury Bill Index (USD) (20%), the ICE BofA US High Yield Constrained Index (USD) (30%) and the S&P 500 Index (50%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Conservative Strategy Allocation Fund — Class F	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	8.76%	5.88%	6.13%	6.98%
Return After Taxes on Distributions	5.58%	3.67%	3.76%	5.07%
Return After Taxes on Distributions and Sale of Fund Shares	5.76%	3.82%	4.03%	4.99%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	18.09%	9.95%	7.76%	7.44%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class F Prospectus | SAAT MODERATE STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index and the ICE BofA U.S. 3-Month Treasury Bill Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg 1-3 Year Government/Credit Index (35%), the Bloomberg U.S. Aggregate Bond Index (30%), the Russell 3000 Index (20%) and the MSCI ACWI ex-USA Index (15%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 7.10% (6/30/2020) Worst Quarter: -10.05% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 3.59%.

Bar Chart Closing [Text Block]
Best Quarter: 7.10% (6/30/2020) Worst Quarter: -10.05% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 3.59%.

Year to Date Return, Label [Optional Text]	Class F total return (pre-tax)
Bar Chart, Year to Date Return	3.59%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(10.05%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index and the ICE BofA U.S. 3-Month Treasury Bill Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg 1-3 Year Government/Credit Index (35%), the Bloomberg U.S. Aggregate Bond Index (30%), the Russell 3000 Index (20%) and the MSCI ACWI ex-USA Index (15%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Moderate Strategy Fund — Class F	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	6.80%	4.13%	3.62%	4.24%
Return After Taxes on Distributions	5.55%	2.52%	2.28%	2.98%
Return After Taxes on Distributions and Sale of Fund Shares	4.10%	2.69%	2.33%	2.90%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
MSCI EAFE Index Return (reflects no deduction for fees or expenses)	18.24%	8.16%	4.28%	6.08%
ICE BofA U.S. 3-Month Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	5.01%	1.88%	1.25%	1.46%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	10.74%	5.20%	4.07%	4.88%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class F Prospectus | SAAT MODERATE STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Bloomberg U.S. Aggregate Bond Index and the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the ICE BofA US 3-Month Treasury Bill Index (USD) (15%), the ICE BofA US High Yield Constrained Index (USD) (20%), the S&P 500 Index (60%) and the MSCI EAFE Index (5%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 11.20% (6/30/2020) Worst Quarter: -22.05% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 4.99%.

Bar Chart Closing [Text Block]
Best Quarter: 11.20% (6/30/2020) Worst Quarter: -22.05% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 4.99%.

Year to Date Return, Label [Optional Text]	Class F total return (pre-tax)
Bar Chart, Year to Date Return	4.99%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.05%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Bloomberg U.S. Aggregate Bond Index and the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the ICE BofA US 3-Month Treasury Bill Index (USD) (15%), the ICE BofA US High Yield Constrained Index (USD) (20%), the S&P 500 Index (60%) and the MSCI EAFE Index (5%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Moderate Strategy Allocation Fund — Class F	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	8.24%	7.19%	6.62%	7.15%
Return After Taxes on Distributions	5.33%	4.71%	4.54%	5.62%
Return After Taxes on Distributions and Sale of Fund Shares	6.04%	5.13%	4.74%	5.46%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
MSCI EAFE Index Return (reflects no deduction for fees or expenses)	18.24%	8.16%	4.28%	6.08%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	20.05%	11.31%	8.65%	8.01%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class F Prospectus | SAAT AGGRESSIVE STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional index changed from the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the Russell 3000 Index (50%), the MSCI ACWI ex-USA Index (30%) and the Bloomberg U.S. Aggregate Bond Index (20%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 15.83% (6/30/2020) Worst Quarter: -19.73% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 7.61%.

Bar Chart Closing [Text Block]
Best Quarter: 15.83% (6/30/2020) Worst Quarter: -19.73% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 7.61%.

Year to Date Return, Label [Optional Text]	Class F total return (pre-tax)
Bar Chart, Year to Date Return	7.61%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional index changed from the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the Russell 3000 Index (50%), the MSCI ACWI ex-USA Index (30%) and the Bloomberg U.S. Aggregate Bond Index (20%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Aggressive Strategy Fund — Class F	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	14.42%	7.71%	5.47%	5.94%
Return After Taxes on Distributions	13.16%	5.38%	3.90%	4.63%
Return After Taxes on Distributions and Sale of Fund Shares	9.04%	5.55%	3.90%	4.46%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
MSCI EAFE Index Return (reflects no deduction for fees or expenses)	18.24%	8.16%	4.28%	6.08%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	18.63%	10.08%	7.40%	7.69%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class F Prospectus | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional index changed from the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the ICE BofA US High Yield Constrained Index (USD) (5%), the S&P 500 Index (80%) and the MSCI EAFE Index (15%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart Footnotes [Text Block]
Best Quarter: 18.35% (6/30/2020) Worst Quarter: -22.88% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 7.42%.

Year to Date Return, Label [Optional Text]	Class F total return (pre-tax)
Bar Chart, Year to Date Return	7.42%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.35%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional index changed from the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the ICE BofA US High Yield Constrained Index (USD) (5%), the S&P 500 Index (80%) and the MSCI EAFE Index (15%) because the Adviser believes the

Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Tax-Managed Aggressive Strategy Fund — Class F	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	16.14%	10.76%	7.42%	7.48%
Return After Taxes on Distributions	14.46%	9.24%	6.39%	6.67%
Return After Taxes on Distributions and Sale of Fund Shares	10.38%	8.29%	5.77%	6.08%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
MSCI EAFE Index Return (reflects no deduction for fees or expenses)	18.24%	8.16%	4.28%	6.08%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	24.44%	14.06%	10.52%	9.29%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class F Prospectus | SAAT CORE MARKET STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg U.S. Aggregate Bond Index (50%), the Russell 3000 Index (30%) and the MSCI ACWI ex-USA Index (20%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 11.01% (6/30/2020) Worst Quarter: -13.12% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 4.55%.

Bar Chart Closing [Text Block]
Best Quarter: 11.01% (6/30/2020) Worst Quarter: -13.12% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 4.55%.

Year to Date Return, Label [Optional Text]	Class F total return (pre-tax)
Bar Chart, Year to Date Return	4.55%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.01%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(13.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg U.S. Aggregate Bond Index (50%), the Russell 3000 Index (30%) and the MSCI ACWI ex-USA Index (20%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Core Market Strategy Fund — Class F	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	9.98%	5.28%	3.95%	4.72%
Return After Taxes on Distributions	8.77%	3.11%	2.24%	3.19%
Return After Taxes on Distributions and Sale of Fund Shares	6.00%	3.51%	2.53%	3.24%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
MSCI EAFE Index Return (reflects no deduction for fees or expenses)	18.24%	8.16%	4.28%	6.08%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	13.50%	6.73%	5.33%	6.11%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class F Prospectus | SAAT CORE MARKET STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Bloomberg U.S. Aggregate Bond Index and the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index) to a blended benchmark (the "Blended Benchmark"), consisting of the ICE BofA US High Yield Constrained Index (USD) (10%), the S&P 500 Index (75%) and the MSCI EAFE Index (15%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 18.33% (6/30/2020) Worst Quarter: -22.91% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 7.37%.

Bar Chart Closing [Text Block]
Best Quarter: 18.33% (6/30/2020) Worst Quarter: -22.91% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 7.37%.

Year to Date Return, Label [Optional Text]	Class F total return (pre-tax)
Bar Chart, Year to Date Return	7.37%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.33%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Bloomberg U.S. Aggregate Bond Index and the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index) to a blended benchmark (the "Blended Benchmark"), consisting of the ICE BofA US High Yield Constrained Index (USD) (10%), the S&P 500 Index (75%) and the MSCI EAFE Index (15%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Core Market Strategy Allocation Fund — Class F	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	16.16%	10.74%	7.41%	7.07%
Return After Taxes on Distributions	14.17%	8.77%	6.12%	6.08%
Return After Taxes on Distributions and Sale of Fund Shares	10.57%	8.23%	5.73%	5.66%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
MSCI EAFE Index Return (reflects no deduction for fees or expenses)	18.24%	8.16%	4.28%	6.08%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	23.79%	13.55%	10.16%	9.14%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class F Prospectus | SAAT MARKET GROWTH STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Bloomberg U.S. Aggregate Bond Index and the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg U.S. Aggregate Bond Index (40%), the Russell 3000 Index (35%) and the MSCI ACWI ex-USA Index (25%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 12.89% (6/30/2020) Worst Quarter: -15.97% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 5.75%.

Bar Chart Closing [Text Block]
Best Quarter: 12.89% (6/30/2020) Worst Quarter: -15.97% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 5.75%.

Year to Date Return, Label [Optional Text]	Class F total return (pre-tax)
Bar Chart, Year to Date Return	5.75%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Bloomberg U.S. Aggregate Bond Index and the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg U.S. Aggregate Bond Index (40%), the Russell 3000 Index (35%) and the MSCI ACWI ex-USA Index (25%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Market Growth Strategy Fund — Class F	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	11.64%	6.39%	4.56%	5.13%
Return After Taxes on Distributions	10.41%	4.26%	3.04%	3.78%
Return After Taxes on Distributions and Sale of Fund Shares	7.11%	4.43%	3.10%	3.68%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
MSCI EAFE Index Return (reflects no deduction for fees or expenses)	18.24%	8.16%	4.28%	6.08%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	15.03%	7.73%	5.91%	6.60%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class F Prospectus | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Bloomberg U.S. Aggregate Bond Index and the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the ICE BofA US High Yield Constrained Index (USD) (10%), the S&P 500 Index (75%) and the MSCI EAFE Index (15%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 18.33% (6/30/2020) Worst Quarter: -22.92% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 7.38%.

Bar Chart Closing [Text Block]
Best Quarter: 18.33% (6/30/2020) Worst Quarter: -22.92% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 7.38%.

Year to Date Return, Label [Optional Text]	Class F total return (pre-tax)
Bar Chart, Year to Date Return	7.38%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.33%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Bloomberg U.S. Aggregate Bond Index and the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the ICE BofA US High Yield Constrained Index (USD) (10%), the S&P 500 Index (75%) and the MSCI EAFE Index (15%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Market Growth Strategy Allocation Fund — Class F	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	16.11%	10.75%	7.41%	7.27%
Return After Taxes on Distributions	14.42%	9.08%	6.38%	6.43%
Return After Taxes on Distributions and Sale of Fund Shares	10.39%	8.27%	5.78%	5.88%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
MSCI EAFE Index Return (reflects no deduction for fees or expenses)	18.24%	8.16%	4.28%	6.08%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	23.79%	13.55%	10.16%	9.14%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

As of July 31, 2024, the Class D Shares of the Fund had not commenced operations. The bar chart and the performance table below provide some indication of the risks of investing in the Class D Shares of the Fund by showing changes in the Fund's Class F Shares performance from year to year for the past ten calendar years and by showing how the Fund's Class F Shares average annual returns for 1, 5 and 10 years, and since the Fund's Class F Shares inception, compared with those of a broad measure of market performance. Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class F Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class D Shares of the Fund by showing changes in the Fund's Class F Shares performance from year to year for the past ten calendar years and by showing how the Fund's Class F Shares average annual returns for 1, 5 and 10 years, and since the Fund's Class F Shares inception, compared with those of a broad measure of market performance.
Performance One Year or Less [Text]	As of July 31, 2024, the Class D Shares of the Fund had not commenced operations.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the ICE BofA U.S. 3-Month Treasury Bill Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg 1-3 Year Government/Credit Index (70%), the Bloomberg 1-3 Month Treasury Bill Index (20%), the Russell 3000 Index (5%) and the MSCI ACWI ex-USA Index (5%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class F Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses.
Bar Chart [Table]
Best Quarter: 3.24% (12/31/2023) Worst Quarter: -2.70% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 2.57%.

Bar Chart Closing [Text Block]
Best Quarter: 3.24% (12/31/2023) Worst Quarter: -2.70% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 2.57%.

Year to Date Return, Label [Optional Text]	Class F total return (pre-tax)
Bar Chart, Year to Date Return	2.57%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.24%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the ICE BofA U.S. 3-Month Treasury Bill Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg 1-3 Year Government/Credit Index (70%), the Bloomberg 1-3 Month Treasury Bill Index (20%), the Russell 3000 Index (5%) and the MSCI ACWI ex-USA Index (5%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Defensive Strategy Fund — Class F	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	5.15%	2.53%	1.94%	2.18%
Return After Taxes on Distributions	3.70%	1.39%	1.07%	1.28%
Return After Taxes on Distributions and Sale of Fund Shares	3.08%	1.51%	1.14%	1.35%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
ICE BofA U.S. 3-Month Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	5.01%	1.88%	1.25%	1.46%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	6.34%	2.66%	1.99%	2.66%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class D Prospectus | SAAT CONSERVATIVE STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the ICE BofA U.S. 3-Month Treasury Bill Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg 1-3 Year Government/Credit Index (70%), the Bloomberg U.S. Aggregate Bond Index (10%), the Russell 3000 Index (10%) and the MSCI ACWI ex-USA Index (10%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 4.88% (6/30/2020) Worst Quarter: -6.72% (3/31/2020) The Fund's Class D total return (pre-tax) from January 1, 2024 to June 30, 2024 was 2.52%.

Bar Chart Closing [Text Block]
Best Quarter: 4.88% (6/30/2020) Worst Quarter: -6.72% (3/31/2020) The Fund's Class D total return (pre-tax) from January 1, 2024 to June 30, 2024 was 2.52%.

Year to Date Return, Label [Optional Text]	Class D total return (pre-tax)
Bar Chart, Year to Date Return	2.52%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	4.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the ICE BofA U.S. 3-Month Treasury Bill Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg 1-3 Year Government/Credit Index (70%), the Bloomberg U.S. Aggregate Bond Index (10%), the Russell 3000 Index (10%) and the MSCI ACWI ex-USA Index (10%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Conservative Strategy Fund*	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	5.26%	2.45%	1.92%	2.08%
Return After Taxes on Distributions	4.08%	1.46%	1.17%	1.19%
Return After Taxes on Distributions and Sale of Fund Shares	3.16%	1.56%	1.21%	1.29%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
ICE BofA U.S. 3-Month Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	5.01%	1.88%	1.25%	1.46%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	7.94%	3.58%	2.75%	3.59%

* The Fund's Class D Shares commenced operations on March 25, 2011. For periods prior to March 25, 2011, the performance of the Fund's Class F Shares, adjusted for the higher total annual fund operating expenses of the Class D Shares has been used. Returns for Class D Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class D Shares have higher total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class D Prospectus | SAAT MODERATE STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index and the ICE BofA U.S. 3-Month Treasury Bill Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg 1-3 Year Government/Credit Index (35%), the Bloomberg U.S. Aggregate Bond Index (30%), the Russell 3000 Index (20%) and the MSCI ACWI ex-USA Index (15%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 6.89% (6/30/2020) Worst Quarter: -10.14% (3/31/2020) The Fund's Class D total return (pre-tax) from January 1, 2024 to June 30, 2024 was 3.11%.

Bar Chart Closing [Text Block]
Best Quarter: 6.89% (6/30/2020) Worst Quarter: -10.14% (3/31/2020) The Fund's Class D total return (pre-tax) from January 1, 2024 to June 30, 2024 was 3.11%.

Year to Date Return, Label [Optional Text]	Class D total return (pre-tax)
Bar Chart, Year to Date Return	3.11%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(10.14%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index and the ICE BofA U.S. 3-Month Treasury Bill Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg 1-3 Year Government/Credit Index (35%), the Bloomberg U.S. Aggregate Bond Index (30%), the Russell 3000 Index (20%) and the MSCI ACWI ex-USA Index (15%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Moderate Strategy Fund*	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	6.00%	3.37%	2.85%	3.25%
Return After Taxes on Distributions	5.06%	2.07%	1.82%	2.17%
Return After Taxes on Distributions and Sale of Fund Shares	3.62%	2.22%	1.85%	2.17%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
MSCI EAFE Index Return (reflects no deduction for fees or expenses)	18.24%	8.16%	4.28%	6.08%
ICE BofA U.S. 3-Month Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	5.01%	1.88%	1.25%	1.46%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	10.74%	5.20%	4.07%	4.88%

* The Fund's Class D Shares commenced operations on March 25, 2011. For periods prior to March 25, 2011, the performance of the Fund's Class F Shares, adjusted for the higher total annual fund operating expenses of the Class D Shares has been used. Returns for Class D Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class D Shares have higher total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional index changed from the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the Russell 3000 Index (50%), the MSCI ACWI ex-USA Index (30%) and the Bloomberg U.S. Aggregate Bond Index (20%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 15.59% (6/30/2020) Worst Quarter: -19.83% (3/31/2020) The Fund's Class D total return (pre-tax) from January 1, 2024 to June 30, 2024 was 7.15%.

Bar Chart Closing [Text Block]
Best Quarter: 15.59% (6/30/2020) Worst Quarter: -19.83% (3/31/2020) The Fund's Class D total return (pre-tax) from January 1, 2024 to June 30, 2024 was 7.15%.

Year to Date Return, Label [Optional Text]	Class D total return (pre-tax)
Bar Chart, Year to Date Return	7.15%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional index changed from the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the Russell 3000 Index (50%), the MSCI ACWI ex-USA Index (30%) and the Bloomberg U.S. Aggregate Bond Index (20%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Aggressive Strategy Fund*	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	13.58%	6.91%	4.68%	4.94%
Return After Taxes on Distributions	12.57%	4.77%	3.31%	3.72%
Return After Taxes on Distributions and Sale of Fund Shares	8.50%	5.00%	3.36%	3.62%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
MSCI EAFE Index Return (reflects no deduction for fees or expenses)	18.24%	8.16%	4.28%	6.08%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	18.63%	10.08%	7.40%	7.69%

* The Fund's Class D Shares commenced operations on March 25, 2011. For periods prior to March 25, 2011, the performance of the Fund's Class F Shares, adjusted for the higher total annual fund operating expenses of the Class D Shares has been used. Returns for Class D Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class D Shares have higher total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class D Prospectus | SAAT CORE MARKET STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

As of July 31, 2024, the Class D Shares of the Fund had not commenced operations. The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class F Shares performance from year to year for the past ten calendar years and by showing how the Fund's Class F Shares average annual returns for 1, 5 and 10 years, and since the Fund's Class F Shares inception, compared with those of a broad measure of market performance. Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class F Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class F Shares performance from year to year for the past ten calendar years and by showing how the Fund's Class F Shares average annual returns for 1, 5 and 10 years, and since the Fund's Class F Shares inception, compared with those of a broad measure of market performance.
Performance One Year or Less [Text]	As of July 31, 2024, the Class D Shares of the Fund had not commenced operations.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg U.S. Aggregate Bond Index (50%), the Russell 3000 Index (30%) and the MSCI ACWI ex-USA Index (20%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	Since Class D Shares are invested in the same portfolio of securities, returns for Class D Shares will be substantially similar to those of Class F Shares, shown here, and will differ only to the extent that Class D Shares have higher expenses.
Bar Chart [Table]
Best Quarter: 11.01% (6/30/2020) Worst Quarter: -13.12% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 4.55%.

Bar Chart Closing [Text Block]
Best Quarter: 11.01% (6/30/2020) Worst Quarter: -13.12% (3/31/2020) The Fund's Class F total return (pre-tax) from January 1, 2024 to June 30, 2024 was 4.55%.

Year to Date Return, Label [Optional Text]	Class F total return (pre-tax)
Bar Chart, Year to Date Return	4.55%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.01%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(13.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class F Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg U.S. Aggregate Bond Index (50%), the Russell 3000 Index (30%) and the MSCI ACWI ex-USA Index (20%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Core Market Strategy Fund — Class F	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	9.98%	5.28%	3.95%	4.72%
Return After Taxes on Distributions	8.77%	3.11%	2.24%	3.19%
Return After Taxes on Distributions and Sale of Fund Shares	6.00%	3.51%	2.53%	3.24%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
MSCI EAFE Index Return (reflects no deduction for fees or expenses)	18.24%	8.16%	4.28%	6.08%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	13.50%	6.73%	5.33%	6.11%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class D Prospectus | SAAT MARKET GROWTH STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Bloomberg U.S. Aggregate Bond Index and the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg U.S. Aggregate Bond Index (40%), the Russell 3000 Index (35%) and the MSCI ACWI ex-USA Index (25%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 12.62% (6/30/2020) Worst Quarter: -16.04% (3/31/2020) The Fund's Class D total return (pre-tax) from January 1, 2024 to June 30, 2024 was 5.43%.

Bar Chart Closing [Text Block]
Best Quarter: 12.62% (6/30/2020) Worst Quarter: -16.04% (3/31/2020) The Fund's Class D total return (pre-tax) from January 1, 2024 to June 30, 2024 was 5.43%.

Year to Date Return, Label [Optional Text]	Class D total return (pre-tax)
Bar Chart, Year to Date Return	5.43%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(16.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Bloomberg U.S. Aggregate Bond Index and the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg U.S. Aggregate Bond Index (40%), the Russell 3000 Index (35%) and the MSCI ACWI ex-USA Index (25%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Market Growth Strategy Fund*	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	10.84%	5.60%	3.77%	4.14%
Return After Taxes on Distributions	9.92%	3.74%	2.53%	2.93%
Return After Taxes on Distributions and Sale of Fund Shares	6.61%	3.92%	2.59%	2.90%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
MSCI EAFE Index Return (reflects no deduction for fees or expenses)	18.24%	8.16%	4.28%	6.08%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	15.03%	7.73%	5.91%	6.60%

* The Fund's Class D Shares commenced operations on March 25, 2011. For periods prior to March 25, 2011, the performance of the Fund's Class F Shares, adjusted for the higher total annual fund operating expenses of the Class D Shares has been used. Returns for Class D Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class D Shares have higher total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class I Prospectus | SAAT DEFENSIVE STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the ICE BofA U.S. 3-Month Treasury Bill Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg 1-3 Year Government/Credit Index (70%), the Bloomberg 1-3 Month Treasury Bill Index (20%), the Russell 3000 Index (5%) and the MSCI ACWI ex-USA Index (5%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 3.17% (12/31/2023) Worst Quarter: -2.85% (3/31/2020) The Fund's Class I total return (pre-tax) from January 1, 2024 to June 30, 2024 was 2.44%.

Bar Chart Closing [Text Block]
Best Quarter: 3.17% (12/31/2023) Worst Quarter: -2.85% (3/31/2020) The Fund's Class I total return (pre-tax) from January 1, 2024 to June 30, 2024 was 2.44%.

Year to Date Return, Label [Optional Text]	Class I total return (pre-tax)
Bar Chart, Year to Date Return	2.44%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.17%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the ICE BofA U.S. 3-Month Treasury Bill Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg 1-3 Year Government/Credit Index (70%), the Bloomberg 1-3 Month Treasury Bill Index (20%), the Russell 3000 Index (5%) and the MSCI ACWI ex-USA Index (5%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Defensive Strategy Fund — Class I	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	4.89%	2.28%	1.69%	1.93%
Return After Taxes on Distributions	3.51%	1.23%	0.90%	1.09%
Return After Taxes on Distributions and Sale of Fund Shares	2.92%	1.36%	0.99%	1.18%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
ICE BofA U.S. 3-Month Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	5.01%	1.88%	1.25%	1.46%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	6.34%	2.66%	1.99%	2.66%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class I Prospectus | SAAT CONSERVATIVE STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the ICE BofA U.S. 3-Month Treasury Bill Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg 1-3 Year Government/Credit Index (70%), the Bloomberg U.S. Aggregate Bond Index (10%), the Russell 3000 Index (10%) and the MSCI ACWI ex-USA Index (10%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 4.91% (6/30/2020) Worst Quarter: -6.59% (3/31/2020) The Fund's Class I total return (pre-tax) from January 1, 2024 to June 30, 2024 was 2.78%.

Bar Chart Closing [Text Block]
Best Quarter: 4.91% (6/30/2020) Worst Quarter: -6.59% (3/31/2020) The Fund's Class I total return (pre-tax) from January 1, 2024 to June 30, 2024 was 2.78%.

Year to Date Return, Label [Optional Text]	Class I total return (pre-tax)
Bar Chart, Year to Date Return	2.78%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	4.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the ICE BofA U.S. 3-Month Treasury Bill Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg 1-3 Year Government/Credit Index (70%), the Bloomberg U.S. Aggregate Bond Index (10%), the Russell 3000 Index (10%) and the MSCI ACWI ex-USA Index (10%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Conservative Strategy Fund — Class I	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	5.85%	3.01%	2.47%	2.92%
Return After Taxes on Distributions	4.49%	1.85%	1.53%	1.94%
Return After Taxes on Distributions and Sale of Fund Shares	3.51%	1.92%	1.56%	1.92%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
ICE BofA U.S. 3-Month Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	5.01%	1.88%	1.25%	1.46%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	7.94%	3.58%	2.75%	3.59%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class I Prospectus | SAAT MODERATE STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index and the ICE BofA U.S. 3-Month Treasury Bill Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg 1-3 Year Government/Credit Index (35%), the Bloomberg U.S. Aggregate Bond Index (30%), the Russell 3000 Index (20%) and the MSCI ACWI ex-USA Index (15%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 6.99% (6/30/2020) Worst Quarter: -10.00% (3/31/2020) The Fund's Class I total return (pre-tax) from January 1, 2024 to June 30, 2024 was 3.40%.

Bar Chart Closing [Text Block]
Best Quarter: 6.99% (6/30/2020) Worst Quarter: -10.00% (3/31/2020) The Fund's Class I total return (pre-tax) from January 1, 2024 to June 30, 2024 was 3.40%.

Year to Date Return, Label [Optional Text]	Class I total return (pre-tax)
Bar Chart, Year to Date Return	3.40%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(10.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index and the ICE BofA U.S. 3-Month Treasury Bill Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg 1-3 Year Government/Credit Index (35%), the Bloomberg U.S. Aggregate Bond Index (30%), the Russell 3000 Index (20%) and the MSCI ACWI ex-USA Index (15%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Moderate Strategy Fund — Class I	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	6.48%	3.88%	3.37%	4.11%
Return After Taxes on Distributions	5.38%	2.42%	2.17%	2.96%
Return After Taxes on Distributions and Sale of Fund Shares	3.91%	2.55%	2.19%	2.85%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
MSCI EAFE Index Return (reflects no deduction for fees or expenses)	18.24%	8.16%	4.28%	6.08%
ICE BofA U.S. 3-Month Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	5.01%	1.88%	1.25%	1.46%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	10.74%	5.20%	4.07%	4.88%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class I Prospectus | SAAT AGGRESSIVE STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional index changed from the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the Russell 3000 Index (50%), the MSCI ACWI ex-USA Index (30%) and the Bloomberg U.S. Aggregate Bond Index (20%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 15.81% (6/30/2020) Worst Quarter: -19.77% (3/31/2020) The Fund's Class I total return (pre-tax) from January 1, 2024 to June 30, 2024 was 7.45%.

Bar Chart Closing [Text Block]
Best Quarter: 15.81% (6/30/2020) Worst Quarter: -19.77% (3/31/2020) The Fund's Class I total return (pre-tax) from January 1, 2024 to June 30, 2024 was 7.45%.

Year to Date Return, Label [Optional Text]	Class I total return (pre-tax)
Bar Chart, Year to Date Return	7.45%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional index changed from the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the Russell 3000 Index (50%), the MSCI ACWI ex-USA Index (30%) and the Bloomberg U.S. Aggregate Bond Index (20%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Aggressive Strategy Fund — Class I	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	14.28%	7.46%	5.21%	5.64%
Return After Taxes on Distributions	13.07%	5.15%	3.69%	4.37%
Return After Taxes on Distributions and Sale of Fund Shares	8.96%	5.37%	3.72%	4.22%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
MSCI EAFE Index Return (reflects no deduction for fees or expenses)	18.24%	8.16%	4.28%	6.08%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	18.63%	10.08%	7.40%	7.69%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class I Prospectus | SAAT CORE MARKET STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg U.S. Aggregate Bond Index (50%), the Russell 3000 Index (30%) and the MSCI ACWI ex-USA Index (20%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 11.33% (6/30/2020) Worst Quarter: -13.06% (3/31/2020) The Fund's Class I total return (pre-tax) from January 1, 2024 to June 30, 2024 was 4.74%.

Bar Chart Closing [Text Block]
Best Quarter: 11.33% (6/30/2020) Worst Quarter: -13.06% (3/31/2020) The Fund's Class I total return (pre-tax) from January 1, 2024 to June 30, 2024 was 4.74%.

Year to Date Return, Label [Optional Text]	Class I total return (pre-tax)
Bar Chart, Year to Date Return	4.74%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.33%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(13.06%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) and the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg U.S. Aggregate Bond Index (50%), the Russell 3000 Index (30%) and the MSCI ACWI ex-USA Index (20%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Core Market Strategy Fund — Class I	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	10.46%	5.80%	4.32%	5.02%
Return After Taxes on Distributions	9.45%	3.92%	2.90%	3.67%
Return After Taxes on Distributions and Sale of Fund Shares	6.27%	4.00%	2.94%	3.56%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
Core Market Strategy Fund — Class I	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
MSCI EAFE Index Return (reflects no deduction for fees or expenses)	18.24%	8.16%	4.28%	6.08%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	13.50%	6.73%	5.33%	6.11%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class I Prospectus | SAAT MARKET GROWTH STRATEGY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Bloomberg U.S. Aggregate Bond Index and the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg U.S. Aggregate Bond Index (40%), the Russell 3000 Index (35%) and the MSCI ACWI ex-USA Index (25%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Bar Chart [Table]
Best Quarter: 12.74% (6/30/2020) Worst Quarter: -15.99% (3/31/2020) The Fund's Class I total return (pre-tax) from January 1, 2024 to June 30, 2024 was 5.71%.

Bar Chart Closing [Text Block]
Best Quarter: 12.74% (6/30/2020) Worst Quarter: -15.99% (3/31/2020) The Fund's Class I total return (pre-tax) from January 1, 2024 to June 30, 2024 was 5.71%.

Year to Date Return, Label [Optional Text]	Class I total return (pre-tax)
Bar Chart, Year to Date Return	5.71%
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

This table compares the Fund's average annual total returns for Class I Shares to those of a broad-based index and the Fund's current and prior additional benchmark indexes. The Fund's additional indexes changed from the Bloomberg U.S. Aggregate Bond Index and the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index to a blended benchmark (the "Blended Benchmark"), consisting of the Bloomberg U.S. Aggregate Bond Index (40%), the Russell 3000 Index (35%) and the MSCI ACWI ex-USA Index (25%) because the Adviser believes the Blended Benchmark better reflects the Fund's investment strategy. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Market Growth Strategy Fund — Class I	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
Return Before Taxes	11.29%	6.12%	4.29%	4.86%
Return After Taxes on Distributions	10.14%	4.06%	2.84%	3.57%
Return After Taxes on Distributions and Sale of Fund Shares	6.90%	4.25%	2.92%	3.49%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%	9.98%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%	3.17%
Market Growth Strategy Fund — Class I	1 Year	5 Years	10 Years	Since Inception (11/17/2003)
MSCI EAFE Index Return (reflects no deduction for fees or expenses)	18.24%	8.16%	4.28%	6.08%
Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	15.03%	7.73%	5.91%	6.60%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI